UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:     811-21656

          BlackRock Global Energy and Resources Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Global Energy and Resources Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:     888-825-2257

Date of fiscal year end:     October 31, 2006
Date of reporting period:     July 31, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2006

BlackRock Global Energy and Resources Trust (BGR)

Shares		Description	Value

		LONG-TERM INVESTMENTS—96.7%
		Common Stocks—96.7%
		Chemicals—1.3%
1,685	[1]	Arkema (ADR)	$65,240
131,100		Potash Corp. of Saskatchewan	12,388,950

		Total Chemicals	12,454,190

		Coal—13.1%
523,500	[2]	Arch Coal, Inc.	19,861,590
619,200		Consol Energy, Inc.	25,486,272
476,800	[2]	Massey Energy Co.	12,740,096
383,685		Natural Resource Partners LP	21,256,149
466,600		Peabody Energy Corp.	23,283,340
728,000		Penn Virginia Resource Partner	18,855,200

		Total Coal	121,482,647

		Electric—0.7%
80,300		Dominion Resources, Inc.	6,301,944

		Engineering & Construction—0.9%
192,750	[1]	McDermott Intl., Inc.	8,777,835

		Gas—3.4%
217,900		Atmos Energy Corp.	6,268,983
613,800		Keyera Facilities Income Fund	11,254,175
303,100		NiSource, Inc.	6,895,525
244,600		South Jersey Industries, Inc.	7,257,282

		Total Gas	31,675,965

		Iron & Steel—0.3%
75,000		Tenaris SA (ADR)	2,919,000

		Metal—0.4%
19,000		Vallourec, Inc.	4,130,857

		Mining—2.4%
234,300		BHP Billiton Ltd. (ADR)	9,887,460
24,400	[1]	Glamis Gold Ltd.	898,164
42,500		Newmont Mining Corp.	2,177,275
7,300		Rio Tinto PLC (ADR)	1,524,897
208,700		Royal Gold, Inc.	6,183,781
25,600		Teck Cominco Ltd.,Class B	1,694,301

		Total Mining	22,365,878

		Oil & Gas—47.4%
195,000	[1]	Acergy SA (ADR)	3,348,150
151,196		Anadarko Petroleum Corp.	6,915,705
364,000		ARC Energy Trust	9,584,872
535,600		Baytex Energy Trust	11,751,302
730,273		BG Group PLC	9,821,915
216,000		Bonavista Energy Trust	7,271,892
161,600		Canadian Natural Resources Ltd.	8,603,584
321,900		Chesapeake Energy Corp.	10,590,510
309,800	[1]	Compton Petroleum Corp.	4,106,212
174,600		ConocoPhillips	11,984,544
75,911	[1]	Core Laboratories NV	5,541,503
119,700		Diamond Offshore Drilling, Inc.	9,447,921
196,900		EnCana Corp.	10,644,414
124,400		Enerplus Resources Fund	7,151,598
144,800		ENSCO Intl., Inc.	6,692,656
336,800		EOG Resources, Inc.	24,973,720
71,700		Exxon Mobil Corp.	4,856,958
482,700		Fairborne Energy Ltd.	6,414,958
215,417	[1]	Fairquest Energy Ltd.	1,199,193
92,000	[1]	FMC Technologies, Inc.	5,797,840
318,300		Focus Energy Trust	6,933,017
205,500	[1]	Forest Oil Corp.	6,886,305
87,100		GlobalSantaFe Corp.	4,784,403

BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares		Description	Value

		Oil & Gas—(cont’d)
201,500	[1,2]	Grant Prideco, Inc.	$ 9,170,265
181,900	[1]	Hercules Offshore, Inc.	6,501,106
131,700		Hess Corp.	6,966,930
163,700		Husky Energy, Inc.	11,117,772
83,100		Marathon Oil Corp.	7,532,184
266,200	[1]	Nabors Industries Ltd.	9,402,184
185,058	[1]	National Oilwell Varco, Inc.	12,406,288
267,300	[1]	Newfield Exploration Co.	12,397,374
214,300		Noble Energy, Inc.	10,845,723
424,000		Norsk Hydro ASA	12,056,219
236,400		Penn West Energy Trust	9,494,018
105,000		Petroleo Brasileiro SA (ADR)	9,647,400
204,200		Precision Drilling Corp.	7,087,782
111,054		PrimeWest Energy Trust	3,474,880
449,700		Progress Energy Trust	6,715,499
358,000		Saipem SpA	8,249,859
199,800	[1]	Savanna Energy Services Corp.	4,157,718
235,600		SBM Offshore NV	6,494,620
71,600		Schlumberger Ltd.	4,786,460
50,000	[1]	Southwestern Energy Co.	1,720,000
142,300		Statoil ASA	4,219,636
353,400		Statoil ASA (ADR)	10,563,126
82,400		Stolt Offshore SA	1,405,801
121,300		Suncor Energy, Inc.	9,831,365
521,700		Talisman Energy, Inc.	8,868,900
67,400		Total SA (ADR)	4,598,702
252,900	[1]	Transocean, Inc.	19,531,467
241,200		Trican Well Service Ltd.	5,127,924
399,900		Vermilion Energy Trust	12,615,031
267,924	[1]	Weatherford Intl. Ltd.	12,549,560
174,200		Zargon Energy Trust	4,954,933

		Total Oil & Gas	439,793,898

		Pipelines—22.8%
451,400		AltaGas Income Trust	11,128,444
245,900		Boardwalk Pipeline Partners LP	6,528,645
51,387		Crosstex Energy LP	1,875,626
1,125,000	[3]	Duke Energy Income Fund	12,276,884
484,900		Energy Transfer Partners LP	21,335,600
756,905		Enterprise Products Partners LP	20,186,656
577,438	[1]	Kinder Morgan Management LLC	24,985,762
580,500	[2]	Magellan Midstream Partners LP	20,607,750
359,700		Oneok Partners LP	18,704,400
194,600		Oneok, Inc.	7,241,066
265,500		Pembina Pipeline Income Fund	3,964,787
517,700		Plains All American Pipeline LP	23,891,855
87,000		Questar Corp.	7,708,200
436,800		TEPPCO Partners LP	15,702,960
176,200		Valero LP	9,032,012
190,600		Williams Partners LP	6,156,380

		Total Pipelines	211,327,027

		Transportation—4.0%
600		AP Moller - Maersk A/S	4,529,775
800,000		Aries Maritime Transport Ltd.	9,792,000
725,000		Double Hull Tankers, Inc.	10,643,000
606,000		Ship Finance Intl. Ltd.	11,780,640

		Total Transportation	36,745,415

		Total Common Stocks (cost $732,127,611)	897,974,656

BlackRock Global Energy and Resources Trust (BGR) (continued)

Principal
Amount	Description	Value

	SHORT-TERM INVESTMENTS—3.7%
	Commercial Paper—1.2%
$11,000,000 [4]	Amsterdam Funding Corp., 5.36%, 8/23/06	$ 10,964,171

Shares

	Money Market Fund—2.5%
22,846,270	Fidelity Institutional Money Market Prime Portfolio	22,846,270

	Total Short-Term Investments (cost $33,810,441)	33,810,441

Contracts

	OUTSTANDING CALL OPTIONS PURCHASED—0.0%
25,000	Arch Coal, Inc., strike price $50, expires 11/17/06	20,325
100	Diamond Offshore Drilling, Inc., strike price $90, expires 09/16/06	11,000
40,000	Peabody Energy Corp., strike price $70, expires 11/17/06	39,506

	Total Outstanding Call Options Purchased (cost $52,396)	70,831

	Total investments before outstanding options written (cost $765,990,4485)	931,855,928

Shares

	OUTSTANDING OPTIONS WRITTEN—(0.6)%
	OUTSTANDING CALL OPTIONS WRITTEN—(0.6)%
(250)	Acergy SA (ADR), strike price $15, expires 08/19/06	(59,375)
(350)	Acergy SA (ADR), strike price $17.50, expires 11/18/06	(59,500)
(50)	Acergy SA (ADR), strike price $20, expires 11/18/06	(4,375)
(100)	Anadarko Petroleum Corp., strike price $57.50, expires 11/18/06	(5,500)
(100)	Arch Coal, Inc., strike price $40, expires 09/16/06	(26,500)
(25,000)	Arch Coal, Inc., strike price $51, expires 11/17/06	(17,425)
(50,000)	Atmos Energy Corp., strike price $27.55, expires 08/18/06	(65,450)
(150)	BG Group PLC, strike price 7.50 GBP, expires 09/18/06	(44,832)
(200)	BHP Billiton Ltd. (ADR), strike price $45, expires 09/16/06	(22,000)
(200)	BHP Billiton Ltd. (ADR), strike price $50, expires 11/18/06	(20,000)
(100)	Canadian Natural Resources Ltd., strike price $55, expires 09/16/06	(25,000)
(25,000)	Canadian Natural Resources Ltd., strike price $61, expires 11/17/06	(49,175)
(200)	Chesapeake Energy Corp., strike price $30, expires 08/19/06	(62,000)
(250)	Chesapeake Energy Corp., strike price $32.50, expires 08/19/06	(30,000)
(25,000)	Chesapeake Energy Corp., strike price $35.50, expires 11/17/06	(40,175)
(250)	Chesapeake Energy Corp., strike price $37.50, expires 10/21/06	(16,250)
(200)	ConocoPhillips, strike price $70, expires 08/22/06	(24,000)
(100)	ConocoPhillips, strike price $75, expires 11/18/06	(20,000)
(100)	ConocoPhillips, strike price $80, expires 11/18/06	(10,000)
(200)	Consol Energy, Inc., strike price $45, expires 08/19/06	(17,000)
(60,000)	Consol Energy, Inc., strike price $46, expires 11/17/06	(128,640)
(25,000)	Core Laboratories NV, strike price $60, expires 08/18/06	(328,875)
(100)	Diamond Offshore Drilling, Inc., strike price $95, expires 09/16/06	(5,000)
(200)	Diamond Offshore Drilling, Inc., strike price $95, expires 12/16/06	(54,500)
(250)	Dominion Resources, Inc., strike price $78.75, expires 11/10/06	(80,000)
(200)	Dominion Resources, Inc., strike price $80, expires 10/23/06	(33,000)
(35,000)	Dominion Resources, Inc., strike price $80.25, expires 11/17/06	(81,144)
(100)	Encana Corp., strike price $55, expires 08/19/06	(12,500)
(100)	Encana Corp., strike price $55, expires 09/16/06	(26,000)
(25,000)	Encana Corp., strike price $58, expires 11/03/06	(61,650)
(100)	ENSCO Intl., Inc., strike price $45, expires 08/19/06	(23,500)
(100)	ENSCO Intl., Inc., strike price $45, expires 09/16/06	(38,000)
(250)	ENSCO Intl., Inc., strike price $51, expires 11/03/06	(62,000)
(200)	EOG Resources, Inc., strike price $75, expires 08/19/06	(50,000)
(400)	EOG Resources, Inc., strike price $80, expires 09/16/06	(116,000)
(250)	EOG Resources, Inc., strike price $81, expires 11/03/06	(103,500)
(250)	Exxon Mobil Corp., strike price $62.50, expires 08/19/06	(137,500)
(100)	Exxon Mobil Corp., strike price $65, expires 08/19/06	(31,000)
(27,400)	Exxon Mobil Corp., strike price $66, expires 11/17/06	(115,510)
(93)	Exxon Mobil Corp., strike price $67.50, expires 09/16/06	(19,297)
(250)	FMC Technologies, Inc., strike price $65, expires 08/19/06	(38,750)
(100)	Glamis Gold Ltd., strike price $40, expires 08/19/06	(6,500)
(100)	GlobalSantaFe Corp., strike price $57.50, expires 08/19/06	(8,750)
(100)	GlobalSantaFe Corp., strike price $57.50, expires 09/16/06	(20,000)
(300)	Grant Prideco, Inc., strike price $45, expires 09/16/06	(99,000)

BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(250)	Grant Prideco, Inc., strike price $55, expires 11/03/06	$ (26,250)
(40,000)	Hercules Offshore, Inc., strike price $34, expires 08/18/06	(117,120)
(100)	Hess Corp., strike price $50, expires 08/19/06	(32,000)
(200)	Hess Corp., strike price $60, expires 11/18/06	(36,500)
(450)	Husky Energy, Inc., strike price 74 CAD, expires 10/21/06	(235,597)
(100)	Husky Energy, Inc., strike price 80 CAD, expires 09/16/06	(15,905)
(100)	Marathon Oil Corp., strike price $100, expires 09/16/06	(8,500)
(250)	Marathon Oil Corp., strike price $91, expires 11/03/06	(154,000)
(500)	McDermott Intl., Inc., strike price $46.63, expires 08/19/06	(127,500)
(100)	McDermott Intl., Inc., strike price $50, expires 08/19/06	(6,000)
(100)	McDermott Intl., Inc., strike price $55, expires 11/18/06	(17,750)
(100)	Nabors Industries Ltd., strike price $35, expires 09/16/06	(21,000)
(100)	Nabors Industries Ltd., strike price $37.50, expires 09/16/06	(10,000)
(250)	Nabors Industries Ltd., strike price $37.50, expires 11/03/06	(47,750)
(25,000)	Nabors Industries Ltd., strike price $38, expires 11/17/06	(48,492)
(100)	National Oilwell Varco, Inc., strike price $65, expires 08/19/06	(34,000)
(100)	National Oilwell Varco, Inc., strike price $65, expires 09/16/06	(50,000)
(200)	National Oilwell Varco, Inc., strike price $75, expires 11/18/06	(62,000)
(100)	Newfield Exploration Co., strike price $50, expires 08/19/06	(5,500)
(100)	Newfield Exploration Co., strike price $50, expires 09/18/06	(16,500)
(250)	Newfield Exploration Co., strike price $56, expires 11/03/06	(30,000)
(200)	Newfield Exploration Co., strike price $60, expires 12/16/06	(22,000)
(200)	Newmont Mining Corp., strike price $55, expires 08/19/06	(9,000)
(225)	Newmont Mining Corp., strike price $57.50, expires 09/16/06	(14,625)
(200)	Noble Energy, Inc., strike price $45, expires 08/19/06	(118,000)
(200)	Noble Energy, Inc., strike price $50, expires 08/19/06	(40,000)
(300)	Noble Energy, Inc., strike price $55, expires 11/18/06	(76,500)
(106,000)	Norsk Hydro ASA, strike price 176.80 NOK, expires 08/10/06	(68,464)
(25,000)	Oneok, Inc., strike price $40, expires 11/17/06	(14,425)
(40,000)	Peabody Energy Corp., strike price $71, expires 11/17/06	(33,729)
(200)	Penn West Energy Trust, strike price 46 CAD, expires 09/16/06	(16,347)
(15,000)	Petroleo Brasileiro SA (ADR), strike price $101, expires 11/17/06	(54,964)
(100)	Petroleo Brasileiro SA (ADR), strike price $90, expires 08/19/06	(42,000)
(100)	Petroleo Brasileiro SA (ADR), strike price $95, expires 08/19/06	(15,500)
(100)	Potash Corp. of Saskatchewan, strike price $100, expires 08/19/06	(23,250)
(25,000)	Potash Corp. of Saskatchewan, strike price $101, expires 11/17/06	(113,173)
(100)	Potash Corp. of Saskatchewan, strike price $105, expires 12/16/06	(42,500)
(200)	Precision Drilling Corp., strike price $35, expires 09/16/06	(24,000)
(100)	Questar Corp., strike price $80, expires 08/19/06	(89,500)
(100)	Questar Corp., strike price $90, expires 10/21/06	(43,000)
(100)	Questar Corp., strike price $95, expires 10/21/06	(24,500)
(350)	Royal Gold, Inc., strike price $30, expires 08/19/06	(40,250)
(50,000)	Royal Gold, Inc., strike price $36, expires 11/17/06	(60,200)
(90,500)	Saipem SpA, strike price 17.64 EUR, expires 08/24/06	(106,010)
(800)	SBM Offshore NV, strike price 22 EUR, expires 09/15/06	(66,425)
(175)	Schlumberger Ltd., strike price $67.50, expires 08/19/06	(35,875)
(100)	Schlumberger Ltd., strike price $75, expires 11/18/06	(25,500)
(100)	Southwestern Energy Co., strike price $35, expires 08/19/06	(14,500)
(100)	Southwestern Energy Co., strike price $35, expires 09/16/06	(23,500)
(30,000)	Southwestern Energy Co., strike price $38, expires 11/03/06	(80,257)
(250)	Statoil ASA, strike price $28, expires 08/11/06	(51,250)
(250)	Statoil ASA, strike price $30, expires 08/19/06	(21,250)
(250)	Statoil ASA, strike price $34, expires 11/03/06	(20,500)
(100)	Suncor Energy, Inc., strike price $100, expires 12/16/06	(24,500)
(100)	Suncor Energy, Inc., strike price $80, expires 08/19/06	(37,000)
(100)	Suncor Energy, Inc., strike price $85, expires 09/16/06	(33,000)
(200)	Talisman Energy, Inc., strike price $17.50, expires 08/19/06	(9,000)
(250)	Talisman Energy, Inc., strike price $20.25, expires 11/03/06	(12,250)
(50,000)	Talisman Energy, Inc., strike price $20.50, expires 11/17/06	(24,715)
(100)	Teck Cominco Ltd., Class B, strike price 80 CAD, expires 11/18/06	(34,461)
(250)	Tenaris SA (ADR), strike price $40, expires 08/19/06	(30,000)
(250)	Tenaris SA (ADR), strike price $43, expires 11/03/06	(59,750)
(100)	Total SA (ADR), strike price $145, expires 08/19/06	(11,000)
(100)	Total SA (ADR), strike price $70, expires 09/16/06	(13,500)
(100)	Total SA (ADR), strike price $70, expires 11/18/06	(27,500)
(300)	Transocean, Inc., strike price $95, expires 11/18/06	(39,000)

BlackRock Global Energy and Resources Trust (BGR) (continued)

Shares	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN—(cont’d)
(350)	Weatherford Intl. Ltd., strike price $60, expires 11/18/06	$ (21,000)

	Total Outstanding Call Options Written (premium received $4,250,585)	(5,209,207)

	OUTSTANDING PUT OPTIONS WRITTEN—0.0%
(100)	Anadarko Petroleum Corp., strike price $42.50, expires 08/19/06	(3,000)
(300)	Anadarko Petroleum Corp., strike price $45, expires 08/19/06	(28,500)
(100)	Arch Coal, Inc., strike price $40, expires 08/19/06	(32,000)
(100)	Canadian Natural Resources Ltd., strike price $50, expires 08/19/06	(6,500)
(100)	Consol Energy, Inc., strike price $35, expires 08/19/06	(3,500)
(100)	Consol Energy, Inc., strike price $40, expires 08/19/06	(13,500)
(100)	Diamond Offshore Drilling, Inc., strike price $70, expires 08/19/06	(6,500)
(300)	Diamond Offshore Drilling, Inc., strike price $75, expires 08/19/06	(36,000)
(100)	ENSCO Intl., Inc., strike price $40, expires 08/19/06	(2,000)
(100)	EOG Resources, Inc., strike price $65, expires 08/19/06	(3,500)
(200)	FMC Technologies, Inc., strike price $60, expires 08/19/06	(20,000)
(100)	Forest Oil Corp., strike price $30, expires 08/19/06	(1,000)
(100)	GlobalSantaFe Corp., strike price $50, expires 08/19/06	(4,500)
(300)	GlobalSantaFe Corp., strike price $52.50, expires 08/19/06	(30,000)
(300)	Hanover Compressor Co., strike price $17.50, expires 08/19/06	(9,000)
(27)	Hess Corp., strike price $46.63, expires 08/19/06	(540)
(100)	Hess Corp., strike price $50, expires 08/19/06	(13,500)
(100)	Marathon Oil Corp., strike price $80, expires 09/16/06	(9,500)
(250)	Massey Energy Co., strike price $25, expires 08/19/06	(13,750)
(100)	Massey Energy Co., strike price $30, expires 08/19/06	(32,000)
(100)	McDermott Intl., Inc., strike price $40, expires 08/19/06	(4,000)
(100)	Nabors Industries Ltd., strike price $32.50, expires 09/16/06	(7,000)
(100)	National Oilwell Varco, Inc., strike price $60, expires 08/19/06	(4,000)
(100)	Newfield Exploration Co., strike price $45, expires 08/19/06	(12,000)
(100)	Noble Energy, Inc., strike price $45, expires 08/19/06	(2,500)
(100)	Petroleo Brasileiro SA (ADR), strike price $85, expires 08/19/06	(8,000)
(100)	Schlumberger Ltd., strike price $60, expires 09/16/06	(9,500)
(100)	Suncor Energy, Inc., strike price $75, expires 08/19/06	(10,000)
(50,000)	Talisman Energy, Inc., strike price $16, expires 08/18/06	(12,788)
(100)	Transocean, Inc., strike price $70, expires 08/19/06	(6,000)
(100)	Transocean, Inc., strike price $75, expires 08/19/06	(17,250)
(275)	Weatherford Intl. Ltd., strike price $45, expires 08/19/06	(24,750)

	Total Outstanding Put Options Written (premium received ($877,551))	(386,578)

	Total outstanding options written (premium received ($5,128,136))	(5,595,785)

	Total investments net of outstanding options written—99.8%	$926,260,143
	Other assets in excess of liabilities—0.2%	2,300,143

	Net Assets—100.0%	$928,560,286

[1]	Non-income producing security.
[2]	Security, or a portion thereof, pledged as collateral for outstanding options written.
[3]	Security is fair valued.
[4]	Rate shown is the yield to maturity as of July 31, 2006.
[5]	Cost for Federal income tax purposes is $771,532,744. The net unrealized appreciation on a tax basis is $160,323,184, consisting of $176,761,763 gross unrealized appreciation and $16,438,579 gross unrealized depreciation.

A category may contain multiple industries as defined by the SEC’s Standard Industry Codes.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipts	GBP	—	British Pound
CAD	—	Canadian Dollar	NOK	—	Norwegian Kroner
EUR	—	Euro

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Global Energy and Resources Trust

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: September 27, 2006

By:     /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: September 27, 2006